Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sprott Gold Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	152.87%	12.25%	2.68%	(8.14%)	(9.33%)	21.98%	43.44%	(15.01%)	11.02%	47.67%
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	174.57%	20.45%	6.61%	(27.35%)	(15.56%)	48.55%	37.01%	(25.66%)	5.53%
SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Annual Return [Percent]	40.41%	(13.38%)	56.88%	(12.03%)	81.28%	67.10%
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	44.76%	(17.40%)
Sprott Copper Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	73.04%
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	137.40%	12.42%
Sprott Nickel Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	50.54%	(20.73%)
Sprott Lithium Miners ETF
Prospectus [Line Items]
Annual Return [Percent]	93.35%	(43.21%)
Sprott Critical Materials ETF
Prospectus [Line Items]
Annual Return [Percent]	94.50%	(13.09%)
Institutional [Member] | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	148.33%	20.92%	2.23%	(12.97%)	(11.55%)	32.12%
Investors [Member] | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	147.67%	20.58%	1.91%	(13.21%)	(11.79%)	31.76%	35.24%	(16.37%)	8.91%	4.42%